Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and principal activities

(a)	Organization and principal activities
HUYA Inc. (“Huya” or the “Company”,
also refer to Huya’s consolidated operating entities, where appropriate) is a holding company incorporated in Cayman Islands on March 30, 2017 and conducts its business through its subsidiaries, a VIE and VIE’s subsidiaries (collectively refer to “VIEs”) (collectively, the “Group”) in the People’s Republic of China (the “PRC”).
The Group is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. The primary theme of the Group’s platforms is game live streaming. The Group has also extended themes to life and entertainment topics beyond games to cater for the Group’s users’ growing entertainment demands. In providing these services, the Group has cooperated with talent agencies in broadcaster recruitment, live streaming training and support, promotion strategies development and content management and discipline under the Group’s guidance and supervision. Company generates majority of its revenue from sales of virtual items in live streaming platforms as well as other services, which substantially consist of sub-licensing,
advertising and online game-related services.
Before April 3, 2020, the Company was a subsidiary of JOYY Inc. (“JOYY”, refer to JOYY Inc. or JOYY’s consolidated operating entities, where appropriate). On April 3, 2020, JOYY transferred 16,523,819 Class B ordinary shares of Huya to Linen Investment Limited, a wholly-owned subsidiary of Tencent Holdings Limited (the “Parent Company” or “Tencent”). Upon the closing of the shares transfer, Tencent’s voting power in Huya increased to more than 50% and became the controlling shareholder of Huya.

(b)	Public offering
The Company completed its IPO in May 2018, issued and sold a total of 17,250,000 American Depositary shares (“ADSs”) for a total consideration of US$176 million after deducting the underwriting discounts and commissions and offering expenses. Upon the completion of the IPO, the Company’s (1) 17,647,058 outstanding Series
A-1
Preferred Shares were converted into Class A ordinary shares, (2) 4,411,765 outstanding Series
A-2
Preferred Shares were converted into Class B ordinary shares, and (3) 64,488,235 outstanding Series
B-2
Preferred Shares were converted into Class B ordinary shares immediately as of the same date.
In April 2019, the Company completed a
follow-on
public offering, issued and sold 13,600,000 ADSs for a total consideration of US$314 million after deducting the underwriting discounts and commissions and offering expenses. JOYY, as a selling shareholder, sold 4,800,000 Huya’s ADSs. These 4,800,000 Class B ordinary shares were converted into Class A ordinary shares automatically.

(c)	Principal subsidiaries and VIE
As of December 31, 2022, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Principal subsidiaries
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. (“Hainan Huya”)	PRC	December 4, 2019	100%	Cultural and Creative services
VIE
Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	100%	Internet value added services

(d)	Variable interest entities
VIE agreements amongst Huya Technology, Guangzhou Huya and its shareholders
PRC laws and regulations impose restrictions on foreign ownership and investment in internet-based businesses such as distribution of online information, value-added telecommunications services. Huya is a Cayman Islands company and its PRC subsidiary is considered a foreign-invested enterprise. Huya believes the live streaming service offered through its platform constitutes a type of value-added telecommunication service where foreign ownership and investment are restricted; and therefore Huya should operate its platform through contractual arrangements with a variable interest entity and its shareholders to ensure compliance with the relevant PRC laws and regulations. Huya has entered into a series of contractual arrangements, through Huya Technology, with Guangzhou Huya and the shareholders of Guangzhou Huya to obtain a controlling financial interest (pursuant to ASC 810)
over Guangzhou Huya and its subsidiaries, through which Huya operates its live streaming business.
Huya currently conducts its business through Guangzhou Huya and its subsidiaries based on these contractual arrangements, which allow Huya to:

•	exercise effective control over Guangzhou Huya and its subsidiaries;

•	receive substantially all of the economic benefits of Guangzhou Huya and its subsidiaries; and

•	have an exclusive option to purchase all or part of the equity interests in Guangzhou Huya when and to the extent permitted by PRC law.
As a result of these contractual arrangements, Huya Technology is the primary beneficiary of Guangzhou Huya, and Huya treats Guangzhou Huya as the variable interest entity under U.S. GAAP. Huya has consolidated the financial results of Guangzhou Huya and its subsidiaries in Huya’s consolidated financial statements in accordance with U.S. GAAP. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.
As detailed in Note 1(a), Tencent became the controlling shareholder of Huya starting from April 3, 2020. Subsequently, the shareholders of Guangzhou Huya were changed from Guangzhou Huaduo Network Technology Co., Ltd. (“Guangzhou Huaduo”) and Guangzhou Qinlv Investment Consulting Co., Ltd. (“Guangzhou Qinlv”) to Linzhi Tencent Technology Co., Ltd. (“Linzhi Tencent”). Huya Technology, Guangzhou Huya and Linzhi Tencent, the new shareholder of Guangzhou Huya, entered into a series of contractual arrangements on 17 September 2020. Based on management’s assessment, there is no substantial change in the contractual arrangements and Huya Technology continues to be the primary beneficiary of Guangzhou Huya.

(i)	VIE agreements amongst Huya Technology, Guangzhou Huya, Guangzhou Huaduo and Guangzhou Qinlv
The following is a summary of the contractual arrangements entered among Huya Technology, Guangzhou Huya and its shareholders.

•	Exclusive Business Cooperation Agreement
Huya Technology and Guangzhou Huya entered into exclusive business cooperation agreements under which Guangzhou Huya engages Huya Technology as its exclusive provider of technology support, business support and consulting services. Guangzhou Huya shall pay to Huya Technology service fees, which is determined by Huya Technology at its sole discretion. Huya Technology shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, Guangzhou Huya shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of Huya Technology. The term of this agreement is ten years and will be extended for ten years automatically after expiration, unless otherwise agreed by both parties in a written agreement. Huya Technology is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

•	Exclusive Purchase Option Agreement
Under the exclusive purchase option agreement, the shareholders of Guangzhou Huya have granted Huya Technology or its designated representative(s) irrevocably an exclusive option to purchase, to the extent permitted under PRC law, all or part of their equity interests in Guangzhou Huya at the lowest price permitted by the laws of the PRC applicable at the time of exercise. Huya Technology or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Huya Technology’s prior written consent, the shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou Huya. The term of this agreement is ten years and may be extended for another ten years at Huya Technology’s sole discretion. Huya Technology is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

•	Equity Pledge Agreement
Pursuant to the equity pledge agreement, the shareholders of Guangzhou Huya have pledged all of their equity interests in Guangzhou Huya to Huya Technology to guarantee the performance by Guangzhou Huya and its shareholders’ performance of their respective obligations under the exclusive business cooperati on agreement, exclusive purchase option agreement, and powers of attorney. The shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit t
o create any pledges which may have an adverse effect on the rights or benefits of Huya Technology without Huya Technology’s written consent. If Guangzhou Huya and/or its shareholders breach their contractual obligations under those agreements, Huya Technology, as pledgee, will be entitled to sell the pledged equity interests.

•	Power of Attorney
Pursuant to the irrevocable power of attorney, Huya Technology is authorized by each of the shareholders as its attorney-in-fact
to exercise such shareholders’ rights in Guangzhou Huya, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huya requiring shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huya and rights to information relating to all business aspects of Guangzhou Huya. The term of this agreement is ten
years and will be automatically extended for one more year indefinitely. Huya Technology has sole discretion to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

(ii)	VIE agreements amongst Huya Technology, Guangzhou Huya and Linzhi Tencent
The following is a summary of the currently effective contractual arrangements by and among Huya Technology, Guangzhou Huya and Linzhi Tencent.

•	Exclusive Business Cooperation Agreement
Under the exclusive business cooperation agreement, Huya Technology has the exclusive right to provide to Guangzhou Huya technology support, business support and consulting services related to Guangzhou Huya’s business, the scope of which is to be determined by Huya Technology from time to time. Huya Technology owns the exclusive intellectual property rights created as a result of the performance of this agreement. The timing and amount of the service fee payments shall be determined at the sole discretion of Huya Technology. The term of this agreement is ten years from the execution date of this agreement and will be automatically extended for another ten years, unless otherwise agreed upon by Huya Technology and Guangzhou Huya.

•	Exclusive Option Agreement
Under the exclusive option agreement, Linzhi Tencent irrevocably granted Huya Technology or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of its equity interests in Guangzhou Huya. Huya Technology or its designated representatives have sole discretion as to when to exercise such options, either in part or in full. Without Huya Technology’s prior written consent, Linzhi Tencent shall not sell, transfer, mortgage or otherwise dispose of its equity interests in Guangzhou Huya. The term of this agreement is ten years and may be extended at Huya Technology’s sole discretion.

•	Equity Interest Pledge Agreement
Pursuant to the equity interest pledge agreement, Linzhi Tencent, as the shareholder of Guangzhou Huya, pledged all of its equity interests in Guangzhou Huya to Huya Technology to guarantee the performance by Guangzhou Huya and Linzhi Tencent of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement and voting rights proxy agreement. If Guangzhou Huya or Linzhi Tencent breaches their respective contractual obligations under those agreements, Huya Technology, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. This pledge will become effective on the date the pledged equity interests are registered with the competent administration for market regulation and will remain effective until the pledgor is no longer the shareholder of Guangzhou Huya. The pledged equity interests were registered with the competent administration for market regulation on September 21, 2020.

•	Shareholder Voting Rights Proxy Agreement
Under the voting rights proxy agreement, Linzhi Tencent, as the shareholder of Guangzhou Huya, irrevocably executed a power of attorney and appointed Huya Technology as its attorney-in-fact
to exercise such shareholder’s rights in Guangzhou Huya, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huya requiring shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huya and rights to information relating to all business aspects of Guangzhou Huya. The term of this agreement is ten years from the execution date of this agreement and will be automatically extended for one more year indefinitely. Huya Technology has sole discretion to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

Risks in relation to the VIE structure
The Business was primarily conducted through Guangzhou Huya, the VIE, controlled by the Wholly foreign-owned enterprise (“WFOE”) through contractual arrangements. In the opinion of management, the contractual arrangements with the VIE and the shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements. In March 2019, the National People’s Congress enacted PRC Foreign Investment Law which would be effective starting from January 1, 2020. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all
provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Existing laws or administrative regulations remain unclear whether the contractual arrangements with variable interest entities will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. However, the possibility that such entities will be deemed as foreign invested enterprise and subject to relevant restrictions in the future shall not be excluded. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with the VIE and the Group’s ability to conduct business through the VIE could be severely limited. The Group’s ability to control the VIE also depends on the power of attorney that the wholly owned subsidiary of the Group has to vote on all matters requiring shareholder approval in the VIE. As noted above, the Group believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the contractual arrangements with the VIE through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

•	revoke or refuse to grant or renew the Group’s business and operating licenses;

•	restrict or prohibit related party transactions between the wholly owned subsidiary of the Group and the VIE;

•	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;

•	require the Group to alter, discontinue or restrict its operations;

•	restrict or prohibit the Group’s ability to finance its operations, and;

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIE, which may result in deconsolidation of the VIE in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIE to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the shareholders of the VIE fail to perform their obligations under those arrangements.

The following table sets forth the financial data for the VIEs on an aggregated basis. For purposes of this presentation, activity within and between the VIEs have been eliminated, but transactions with other entities within the Consolidated Group have been included without elimination. Presentation of the comparative data for 2020 and 2021 have been expanded to conform to the current year presentation.
Selected Condensed Consolidated Balance Sheets Data for the VIEs

	As of December 31,
	2021	2022
	RMB	RMB

Assets
Cash and cash equivalents	474,143	14,259
Restricted cash	45,412	4,050
Short-term deposits	—	490,000
Accounts receivable, net	64,301	55,305
Prepayments and other current assets	216,740	219,716
Amounts due from related parties	129,364	45,127
Amounts due from Group companies (1)	1,379,170	1,098,883
Investments	449,684	724,110
Intangible assets, net	80,010	54,660
Right of use assets	1,701	791
Other assets	14,258	12,075

Total assets	2,854,783	2,718,976

Deferred revenue and advances from customers	563,259	502,682
Accrued liabilities and other current liabilities	500,530	504,218
Amount due to related parties	101,247	48,277
Other liabilities	12,355	26,424

Total liabilities	1,177,391	1,081,601

Total shareholders’ equity	1,677,392	1,637,375

These balances have been reflected in the Group’s consolidated financial statements with intercompany transactions eliminated.

Selected Condensed Consolidated Statements of Operation Data for the VIEs

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Third-party revenues	10,738,074	10,897,479	8,937,121
Total cost and expenses (2)	(10,477,605)	(10,789,307)	(9,161,422)
Others, net	82,469	195,202	55,551

Income (loss) before income tax expenses	342,938	303,374	(168,750)
Income tax expenses	(76,394)	(50,374)	(6,801)
Share of loss from equity method investments	(817)	(37)	(520)

Net income (loss)	265,727	252,963	(176,071)

Selected Condensed Consolidated Cash Flows Data for the VIEs

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Net cash provided by operating activities (3)	230,204	1,176,397	379,397

Loans and advances to Group companies	(1,300,825)	(911,916)	(160,406)
Other investing activities	1,083,634	(197,261)	(720,237)

Net cash used in investing activities	(217,191)	(1,109,177)	(880,643)

Net cash used in financing activities	—	—	—

Note:

(1)
Inter-company service fees for technology support, business support and consulting fees (collectively defined as “VIE service fees”) are charged pursuant to the exclusive business cooperation agreement. As of December 31, 2020, 2021, and 2022, the outstanding balance of amounts due from Group companies were inter-company advances. There were no outstanding balances for VIE service fees charged to the VIEs.

(2)
For the years ended December 31, 2020, 2021 and 2022, VIE service fees were charged by the
WFOE and other subsidiaries to the VIEs amounting to RMB7,543 million, RMB8,664 million and RMB6,863 million, respectively, which were settled as occurred.

(3)
For the years ended December 31, 2020, 2021 and 2022, cash paid by the VIEs to the WFOE and other subsidiaries for VIE service fees were RMB7,543 million, RMB8,664 million and RMB6,433.2 million,
respectively. In 2022, RMB415.1 million of the VIE service fees were not settled by cash, but netting against the intercompany receivables from the primary beneficiary of VIE
.